ING LOGO AMERICAS US Legal Services

Ellen L. Valvo Paralegal 860-723-2247 Fax: 860-723-2215 PignatellaM@ING-AFS.com

September 23, 2002

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Attention: Filing Desk

Re:

Northern Life Insurance Company and its Separate Account One
Post-Effective Amendment No. 3 to Registration Statement on Form N-4
Prospectus Title: Advantage CenturySM Annuity
File Nos.: 333-83772 and 811-9002

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement to the Profile and Prospectus and the Supplement to the Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Separate Account One of Northern Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 3 which was declared effective on September 18, 2002. The text of Post-Effective Amendment No. 3 was filed electronically.

If you have any questions, please call the undersigned at 860-723-2247 or Michael A. Pignatella at 860-723-2239. Sincerely, /s/ Ellen L. Valvo Ellen L. Valvo